PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment
Property and Equipment			¥ 2,493,212		¥ 4,759,050
Less: Accumulated depreciation			(503,582)		(1,591,513)
Property and Equipment, net	$ 454,988		1,989,630		3,167,537
Depreciation expense	$ 163,496	¥ 1,138,225	373,231	¥ 98,984
Apartment leasehold improvement, furniture and appliances
Property, Plant and Equipment
Depreciation expense		1,089,587	371,901	98,453
Apartment leasehold improvements
Property, Plant and Equipment
Property and Equipment			1,529,995		3,073,719
Apartment furniture and appliances
Property, Plant and Equipment
Property and Equipment			900,379		1,606,593
Leasehold improvements under construction
Property, Plant and Equipment
Property and Equipment			56,140		42,443
Office leasehold improvement, furniture, electronic equipment, and software
Property, Plant and Equipment
Property and Equipment			6,698		¥ 36,295
Depreciation expense		¥ 4,241	¥ 1,330	¥ 531